Investment Contract Liabilities	12 Months Ended
Dec. 31, 2025
Investment Contract Liabilities [Abstract]
Investment Contract Liabilities	Investment Contract Liabilities
Investment contract liabilities are contractual financial obligations of the Company that do not contain significant insurance risk.
Those contracts are subsequently measured either at fair value or at amortized cost.
Investment Contract Liabilities Measured at Fair Value
Investment contract liabilities measured at fair value include certain investment savings and pension products which are designated as FVTPL on initial recognition. The Company has no investment contract liabilities that are mandatorily designated as FVTPL.
The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2025	2024
Balance, excluding those for account of segregated fund holders, January 1	$808	$749
New contracts	125	70
Changes in market conditions	177	67
Redemptions, surrenders and maturities	(159)	(154)
Impact of changes in foreign exchange rates	(43)	76
Balance, excluding those for account of segregated fund holders, December 31	908	808
Investment contract liabilities for account of segregated fund holders	332,248	309,443
Balance, December 31	$333,156	$310,251
The amount due to contract holders is contractually determined based on specified assets and therefore, the fair value of the liabilities is subject to asset specific performance risk but not to the Company’s own credit risk, being fully collateralized by the specified assets. The Company has determined that any residual credit risk is insignificant and has no significant impact on the fair value of the liabilities.
Investment Contract Liabilities Measured at Amortized Cost
Investment contract liabilities measured at amortized cost include fixed annuity products that provide guaranteed income payments for contractually determined periods and are not contingent on survivorship.
The following table presents carrying and fair values of investment contract liabilities measured at amortized cost, by reporting segment.

	2025		2024
As at December 31,	Amortized cost	Fair value	Amortized cost	Fair value
Asia	$229	$222	$325	$315
Canada	7,320	7,287	7,571	7,548
U.S.	1,240	1,235	1,406	1,375
GWAM	4,440	4,807	3,388	3,557
Investment contract liabilities	$13,229	$13,551	$12,690	$12,795
The following table presents the movement in investment contract liabilities measured at amortized cost, by business activity.

For the years ended December 31,	2025	2024
Balance, January 1	$12,690	$11,067
Policy deposits	2,887	3,218
Interest	337	316
Withdrawals	(2,443)	(2,240)
Fees	(1)	-
Impact of changes in foreign exchange rates	(246)	351
Other	5	(22)
Balance, December 31	$13,229	$12,690
Carrying value reflects amortization at rates that exactly discount the projected cash flows to the net carrying amount of the liabilities at the dates of issue.
Fair value is determined by projecting cash flows according to the contract terms and discounting the cash flows at current market rates adjusted for the Company’s own credit standing. As at December 31, 2025 and 2024, the fair value of all investment contract liabilities was determined using Level 2 valuation techniques.
Investment Contracts Contractual Obligations
The following table presents the Company’s contractual obligations and commitments relating to investment contract liabilities including those for account of segregated fund holders as at December 31, 2025 and 2024.
Investment contract liabilities(1)

As at December 31, Payments due by period	Less than 1 year(2)	1 to 3 years	3 to 5 years	Over 5 years	Total
2025	$340,567	$2,372	$1,183	$3,375	$347,497
2024	316,119	2,766	1,170	2,738	322,793
(1)Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.
(2)Includes amounts which have no specific maturity, being payable on demand.
Reinsurance Contract Assets Backing Investment Contract Liabilities
The Company holds reinsurance contracts backing investment contract liabilities described above. These reinsurance contracts do not expose the reinsurer to significant insurance risk and are measured at FVOCI or amortized cost. There are no reinsurance contract assets measured at FVTPL.
Fair value for all reinsurance contract assets backing investment contract liabilities is determined by projecting cash flows according to the contract terms and discounting these cash flows at current market rates. As at December 31, 2025 and 2024, the fair value of all reinsurance contract assets backing investment contract liabilities was determined using Level 2 valuation techniques.
As at December 31, 2025, the fair value of reinsurance contract assets measured at FVOCI was $620 (2024 – $669). The fair value and carrying value of reinsurance contract assets measured at amortized cost were $934 and $889, respectively (2024 –
$978 and $1,052, respectively).
For contracts measured at FVOCI, interest income of $28 was recorded in the Consolidated Statements of Income and changes in fair value of $12 was recorded in OCI for the year ended December 31, 2025 (2024 – $29 and $24, respectively). There were no amounts reclassified from AOCI to the Consolidated Statements of Income during the years presented.
For contracts measured at amortized cost, interest income of $40 was recorded in the Consolidated Statements of Income for the year ended December 31, 2025 (2024 – $41).